LEVIN EASTERLY VALUE OPPORTUNITIES FUND
Levin Easterly Value Opportunities Fund
Investment Objective
The Levin Easterly Value Opportunities Fund (the "Fund") seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Investor Shares or Institutional Shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LEVIN EASTERLY VALUE OPPORTUNITIES FUND		Investor Shares	Institutional Shares
Management Fees		0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none
Shareholder Servicing Fees		0.25%	none
Other Operating Expenses	[1]	1.66%	1.66%
Other Expenses		1.91%	1.66%
Total Annual Fund Operating Expenses		2.76%	2.26%
Less Fee Reductions and/or Expense Reimbursement	[2]	(1.06%)	(1.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.70%	1.20%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Levin Easterly Partners LLC (the "Adviser" or "Levin Easterly") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.20% of the average daily net assets of the Fund's Investor Shares and Institutional Shares until April 30, 2023 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - LEVIN EASTERLY VALUE OPPORTUNITIES FUND - USD ($)	One Year	Three Years
Investor Shares	173	536
Institutional Shares	122	381

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. Because the Fund has not commenced operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in common stocks issued by domestic large-cap companies. The Fund also may invest in common stocks issued by foreign companies, American Depositary Receipts ("ADRs") and initial public offerings ("IPOs"). The Adviser normally focuses primarily on companies with market capitalizations greater than $8 billion. However, the Fund may invest in companies of any market capitalization, including small- and mid-cap companies. The Fund typically invests in securities of approximately 30 to 45 companies.

In selecting investments for the Fund, the Adviser utilizes a value style of investing and selects stocks of companies that appear to be undervalued at the time of purchase but that demonstrate the potential for capital appreciation. Generally, the Adviser seeks companies that, in the opinion of the Adviser, have the following characteristics:

•	Sustainable proprietary characteristics (e.g., technology, distribution and cost competitiveness);

•	Strong financials as measured by debt ratios and free cash flow generation;

•	Low stock price relative to a company's underlying asset values with potential events in the near-term that have potential to cause price appreciation;

•	New products or developments that have the potential to unlock value;

•	Established companies with high returns on capital and an advantageous market position over competition;

•	Companies in cyclical industries that the Adviser believes have reached their lowest valuation point but that have favorable prospectus for recovery;

•	Companies that may benefit from being restructured, reorganized, or operated by a new management team; and

•	Companies with above-average historical yield.

In evaluating the potential sale of a security, the Adviser will conduct an analysis of the risk and return characteristics of securities in which the Fund invests. The Adviser will typically sell a company if the Adviser believes that the company's stock has reached its fair value; if the company has experienced a rapid appreciation in price that, in the opinion of the Adviser, may increase the risk of holding such company's stock; if the company's fundamentals deteriorate; if the Adviser identifies a more attractive investment opportunity; or to achieve certain tax efficiencies.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company's bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Value Style Risk — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

American Depositary Receipts Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

IPO Risk — The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company's business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described below.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Management Risk — The success of the Fund's strategy is dependent on the Adviser's ability and its stock selection process to correctly identify the Fund's investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund's website at www.funds.levineasterly.com or by calling toll-free to 1-833-LEP-FUND (833-537-3863).